Consolidated Statement of Stockholders' Equity - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]
Balance at beginning at Mar. 31, 2014	$ (1,090,549)		$ 18,240	$ 3,380,763	$ (4,489,552)
Balance at beginning (in shares) at Mar. 31, 2014			18,240,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for acquisition of OCHL	4,200,000		$ 58,000	4,142,000
Shares issued for acquisition of OCHL, Shares			58,000,000
Shares issued for cash	825,000		$ 1,650	823,350
Shares issued for cash, Shares			1,650,000
Shares issued for services and advisory board	960,000		$ 2,570	957,430
Shares issued for services and advisory board, Shares			2,570,000
Shares issued upon exercise of warrants	29,500		$ 5,900	23,600
Shares issued upon exercise of warrants, Shares			5,900,000
Shares issued as payment for amounts owed to legal advisors	477,494		$ 1,910	475,584
Shares issued as payment for amounts owed to legal advisors, Shares			1,909,976
Amortization of warrants issued to related parties for services	11,461			11,461
Fair value of warrants issued for compensation	(2,600,080)			2,600,080
Net loss	(5,609,675)				(5,609,675)
Balance at ending at Mar. 31, 2015	2,403,311		$ 88,270	12,414,268	(10,099,227)
Balance at ending (in shares) at Mar. 31, 2015			88,269,976
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash	612,500		$ 762	611,738
Shares issued for cash, Shares			762,500
Shares issued for services and advisory board	856,500		$ 1,802	854,698
Shares issued for services and advisory board, Shares			1,802,000
Shares issued upon exercise of warrants	5,813		$ 1,162	4,650
Shares issued upon exercise of warrants, Shares			1,162,500
Shares issued as payment for amounts owed to legal advisors
Fair value of warrants issued for compensation
Fair value of warrants issued as debt discount	99,544			99,544
Net loss	(3,746,944)				(3,746,944)
Balance at ending at Mar. 31, 2016	230,724		$ 91,997	13,984,898	(13,846,171)
Balance at ending (in shares) at Mar. 31, 2016			91,996,976
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash	1,375,000		$ 550	1,374,450
Shares issued for cash, Shares			550,000
Shares issued for services and advisory board	1,031,252		$ 831	1,030,421
Shares issued for services and advisory board, Shares			831,214
Shares issued upon exercise of warrants	26,293		$ 7,357	18,936
Shares issued upon exercise of warrants, Shares			7,357,322
Share issued upon debt conversion	205,918		$ 206	205,712
Share issued upon debt conversion, Shares			205,918
Fair value of warrants issued for related party note extension	1,661,113			1,661,113
Fair value of warrants issued for inducement to convert	341,864			341,864
Fair value of warrants issued as valuation discount	320,423			320,423
Fair value of beneficial conversion feature	136,936			136,936
Net loss	(9,143,122)				(9,143,122)
Balance at ending at Dec. 31, 2016	$ (3,813,598)		$ 100,941	$ 19,074,754	$ (22,989,293)
Balance at ending (in shares) at Dec. 31, 2016			100,941,430